Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EXCHANGE TRADED CONCEPTS TRUST
Entity Central Index Key	0001452937
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
C000148468
Shareholder Report [Line Items]
Fund Name	EMQQ The Emerging Markets Internet ETF
Class Name	EMQQ The Emerging Markets Internet ETF
Trading Symbol	EMQQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://emqqetf.com/materials/. You can also request this information by contacting us at 1-855-888-9892.
Additional Information Phone Number	1-855-888-9892
Additional Information Website	https://emqqetf.com/materials/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
EMQQ The Emerging Markets Internet ETF	$40	0.86%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.86%
AssetsNet	$ 317,914,852
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 1,594,521
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of February 28, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$317,914,852	60	$1,594,521	15%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Short-Term Investment	0.5%
Consumer Staples	0.5%
Real Estate	0.9%
Industrials	2.3%
Energy	8.1%
Financials	17.6%
Communication Services	21.0%
Consumer Discretionary	49.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Reliance Industries	8.1%
MercadoLibre	7.8%
Alibaba Group Holding	7.2%
PDD Holdings ADR	6.9%
Sea ADR	6.5%
Tencent Holdings	6.5%
NU Holdings, Cl A	5.8%
Meituan, Cl B	4.0%
Bajaj Finance	3.4%
Naspers, Cl N	3.2%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown.

Updated Prospectus Phone Number	1-855-888-9892
Updated Prospectus Web Address	https://emqqetf.com/materials/
C000230780
Shareholder Report [Line Items]
Fund Name	FMQQ The Next Frontier Internet ETF
Class Name	FMQQ The Next Frontier Internet ETF
Trading Symbol	FMQQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fmqqetf.com/materials/. You can also request this information by contacting us at 1-855-888-9892.
Additional Information Phone Number	1-855-888-9892
Additional Information Website	https://fmqqetf.com/materials/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
FMQQ The Next Frontier Internet ETF	$40	0.86%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.86%
AssetsNet	$ 24,284,739
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 124,620
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of February 28, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$24,284,739	38	$124,620	15%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Industrials	4.4%
Energy	8.1%
Communication Services	8.3%
Consumer Discretionary	37.1%
Financials	42.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Bajaj Finance	8.7%
Reliance Industries	8.1%
NU Holdings, Cl A	8.0%
MercadoLibre	7.8%
Eternal	7.5%
Sea ADR	7.2%
Kaspi.KZ JSC ADR	4.7%
Grab Holdings, Cl A	4.4%
Jio Financial Services	3.9%
NAVER	3.7%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown.

Updated Prospectus Phone Number	1-855-888-9892
Updated Prospectus Web Address	https://fmqqetf.com/materials/